Deferred Payment Receivable (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of deferred payment receivable [Abstract]
Schedule of Deferred Payment Receivable
	As at December 31,
	2020	2019
	$ Thousands
Deferred payment receivable	-	204,299